ORGANIZATION AND BUSINESS DESCRIPTION (Details)	6 Months Ended
Jun. 30, 2020
Subsidiary Four [Member]
Statement [Line Items]
Name of Entity	China Liberal Beijing
Date of incorporation	Aug. 08, 2011
Place of incorporation	Beijing, PRC
% of Ownership	100.00%
Principal Activities	Education service provider
Subsidiary Three [Member]
Statement [Line Items]
Name of Entity	Boya Hong Kong
Date of incorporation	May 11, 2011
Place of incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding
Subsidiary Two [Member]
Statement [Line Items]
Name of Entity	Yi Xin BVI
Date of incorporation	Oct. 19, 2010
Place of incorporation	BVI
% of Ownership	100.00%
Principal Activities	Investment holding
Subsidiary One [Member]
Statement [Line Items]
Name of Entity	China Liberal
Date of incorporation	Feb. 25, 2019
Place of incorporation	Cayman Island
% of Ownership	100.00%
Principal Activities	Investment holding